SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,522	$ 4,319
Less: accumulated depreciation	(2,393)	(1,915)
Property and equipment, net	2,129	2,404
Leasehold Factory Premise [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,533	1,450
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	186	172
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52	44
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	267	299
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37	34
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	76	70
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,012	1,010
Air Conditioner [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	65	16
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,294	$ 1,224